REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
REVENUE
Schedule of categories of the Group's revenue

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Related parties:
—EPC services solar energy system sales
Sales of permits	525	—	—
—Other sales
-O&M services	263	286	324
-Sales of solar modules	—	—	—
	263	286	324
Subtotal	788	286	324
Non-related parties
—Electricity sales income	53,658	53,614	61,438
—EPC services solar energy system sales
-Provision of Pipeline plus EPC services
Sales of permits	—	—	—
Provision of construction services	4,954	285	198
- BT	4,232	—	—
	9,186	285	198
—Other sales
-O&M services	2,290	2,548	2,708
-Sales of solar modules	3	—	1
	2,293	2,548	2,709
Subtotal	65,137	56,447	64,345
Total	65,925	56,733	64,669

Schedule of receivables, contract assets and contract liabilities from contract with customers

	December 31,	January 1,
	2018	2018
	Thousand USD	Thousand USD
Receivables, which are included in ‘trade and other receivables’	—	819
Receivables, which are included in ‘assets held for sale’	—	—
Contract assets	731	—
	731	819